Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ];   Amendment Number:
  This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               02/14/2011
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $ 44,436 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number            Name

None

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FORM 13F INFORMATION TABLE

								VALUE	SHARES/	SH/PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT/PRNCALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
AT&T INC        		COM		00206R102	499	17000	SH	SOLE	NONE	17000
BANK OF AMERICA CORP   		COM		060505104	467	35000	SH	SOLE	NONE	35000
BP P L C SPONSORED   		SPONSORED ADR	055622104	221	5000	SH	SOLE	NONE	5000
CHESAPEAKE ENERGY CORP 		NOTE 2.750%11/1	165167BW6	4925	5000000	PRN	SOLE	NONE	5000000
CHESAPEAKE ENERGY CORP 		NOTE 2.500% 5/1	165167BZ9	882	1000000	PRN	SOLE	NONE	1000000
CITIGROUP INC         		COM		172967101	241	50927	SH	SOLE	NONE	50927
CROSSTEX ENERGY L P 		COM		22765U102	504	35000	SH	SOLE	NONE	35000
GENON ENERGY INC 		COM		37244E107	40	10566	SH	SOLE	NONE	10566
ISIS PHARMACEUTICALS INC	NOTE 2.625% 2/1	464337AE4	1953	2000000	PRN	SOLE	NONE	2000000
KKR FINL HLDGS LLC		NOTE 7.500% 1/1	48248AAD0	11687	8500000	PRN	SOLE	NONE	8500000
LEAP WIRELESS INTL INC 		NOTE 4.500% 7/1	521863AL4	1790	2000000	PRN	SOLE	NONE	2000000
LEVEL 3 COMMUNICATIONS INC	NOTE 5.250%12/1	52729NBF6	998	1000000	PRN	SOLE	NONE	1000000
LIVE NATION INC           	NOTE 2.875% 7/1	538034AB5	1787	2000000	PRN	SOLE	NONE	2000000
LOCKHEED MARTIN CORP      	COM		539830109	531	7600	SH	SOLE	NONE	7600
LORAL SPACE &COMMUNICATION INC	COM		543881106	5	68	SH	SOLE	NONE	68
MICRON TECHNOLOGY INC      	NOTE 1.875% 6/0	595112AH6	2835	3000000	PRN	SOLE	NONE	3000000
MORGAN STANLEY            	COM NEW		617446448	544	20000	SH	SOLE	NONE	20000
NEW YORK COMMUNITY BANCORP INc	COM		649445103	396	21000	SH	SOLE	NONE	21000
PITNEY BOWES INC         	COM		724479100	411	17000	SH	SOLE	NONE	17000
PORTLAND GENERAL ELECTRIC CO  	COM NEW		736508847	32	1482	SH	SOLE	NONE	1482
POWERSHARES DB U S DLR INDEXTR	DOLL INDX BULL	73936D107	341	15000	SH	SOLE	NONE	15000
PROSHARES ULTRA QQQ ETF 	PSHS ULTRA QQQ	74347R206	326	4000	SH	SOLE	NONE	4000
SPDR GOLD TR                	PUT		78463V957	1	600	SH PUT	SOLE	NONE	600
S&P 500 DEPOSITORY ETF TR   	PUT		78462F953	134	400	SH PUT	SOLE	NONE	400
SINCLAIR BROADCAST GROUP, INC	SDCV 6.000% 9/1	829226AV1	0	350	PRN	SOLE	NONE	350
TERREMARK WORLDWIDE INC   	NOTE 6.625% 6/1	881448AF1	4314	3500000	PRN	SOLE	NONE	3500000
TOWER SEMICONDUCTOR LTD    	ORD		M87915100	119	84400	SH	SOLE	NONE	84400
TTM TECHNOLOGIES INC       	NOTE 3.250% 5/1	87305RAC3	3529	3000000	PRN	SOLE	NONE	3000000
VECTOR GROUP LTD VAR INT  	FRNT 11/1	92240MAS7	4212	3240000	PRN	SOLE	NONE	3240000
VERIZON COMMUNICATIONS   	COM		92343V104	555	15500	SH	SOLE	NONE	15500
ARMOUR RESIDENTIAL REIT   INC 	*W EXP 11/07/20142315119	6	86000	SH	SOLE	NONE	86000
INFORMATION SERVICES GROUPINC 	*W EXP 01/31/20145675Y112	0	37500	SH	SOLE	NONE	37500
RETAIL OPPORTUNITY INV CORP 	*W EXP 10/23/20176131N119	104	149100	SH	SOLE	NONE	149100
SEARCHMEDIA HOLDINGS LIMITED 	*W EXP 11/19/201G8005Y114	15	60300	SH	SOLE	NONE	60300
TWO HARBORS INVESTMENT CORP 	*W EXP 07/13/20190187B119	32	126500	SH	SOLE	NONE	126500
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